Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Consolidated Debt [line items]
Accrued interest	$ 33,432,631	$ 32,078,624
Financed public works contracts [member]
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	2,037,875,071	1,983,170,730
Loans obtained-financing institutions	899,769,012	704,715,468
Debt payments	(838,934,803)	(639,950,041)
Accrued interest	120,727,022	117,644,548
Interest paid	(115,289,389)	(108,910,417)
Foreign exchange	(19,762,208)	(16,685,439)
Discounts and expenses related to debt issuance	(2,098,589)	(2,109,778)
At the end of the year	$ 2,082,286,116	$ 2,037,875,071